Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ULTRA SERIES FUND
Entity Central Index Key	0000732697
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Conservative Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	4.99%	2.29%	3.59%
ICE BofA U.S. Corporate, Government & Mortgage Index	1.35%	(0.39%)	1.34%
Conservative Allocation Fund Custom Index	6.95%	3.76%	4.61%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 48,543,182
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 205,556
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$48,543,182
# of Portfolio Holdings	17
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$205,556

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	50.7%
Exchange Traded Funds	47.1%
Short-Term Investments	4.5%
Other Assets and Liabilities, Net	(2.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	40.2%
Schwab Intermediate-Term U.S. Treasury ETF	14.5%
Madison Investors Fund, Class R6	10.6%
iShares Aaa - A Rated Corporate Bond ETF	5.7%
Janus Henderson Mortgage-Backed Securities ETF	5.1%
Invesco S&P 500 Quality ETF	5.1%
Distillate U.S. Fundamental Stability & Value ETF	3.0%
iShares MSCI Emerging Markets Asia ETF	3.0%
Vanguard Information Technology ETF	2.5%
Franklin FTSE Japan ETF	2.2%

Conservative Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class II	4.74%	2.04%	3.33%
ICE BofA U.S. Corporate, Government & Mortgage Index	1.35%	(0.39%)	1.34%
Conservative Allocation Fund Custom Index	6.95%	3.76%	4.61%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 48,543,182
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 205,556
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$48,543,182
# of Portfolio Holdings	17
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$205,556

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	50.7%
Exchange Traded Funds	47.1%
Short-Term Investments	4.5%
Other Assets and Liabilities, Net	(2.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	40.2%
Schwab Intermediate-Term U.S. Treasury ETF	14.5%
Madison Investors Fund, Class R6	10.6%
iShares Aaa - A Rated Corporate Bond ETF	5.7%
Janus Henderson Mortgage-Backed Securities ETF	5.1%
Invesco S&P 500 Quality ETF	5.1%
Distillate U.S. Fundamental Stability & Value ETF	3.0%
iShares MSCI Emerging Markets Asia ETF	3.0%
Vanguard Information Technology ETF	2.5%
Franklin FTSE Japan ETF	2.2%

Moderate Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	7.34%	3.98%	5.17%
S&P 500® Index	25.02%	14.53%	13.10%
Moderate Allocation Fund Custom Index	11.16%	6.59%	6.85%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 107,456,391
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 335,131
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$107,456,391
# of Portfolio Holdings	18
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$335,131

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.5%
Investment Companies	43.4%
Short-Term Investments	6.3%
Other Assets and Liabilities, Net	(1.2%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	17.1%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Invesco S&P 500 Quality ETF	8.4%
iShares MSCI Emerging Markets Asia ETF	5.5%
Vanguard Information Technology ETF	4.5%
Distillate U.S. Fundamental Stability & Value ETF	3.9%
Franklin FTSE Japan ETF	3.8%
iShares Core S&P Small-Cap ETF	3.5%
Janus Henderson Mortgage-Backed Securities ETF	2.5%

Moderate Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	7.07%	3.72%	4.90%
S&P 500® Index	25.02%	14.53%	13.10%
Moderate Allocation Fund Custom Index	11.16%	6.59%	6.85%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 107,456,391
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 335,131
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$107,456,391
# of Portfolio Holdings	18
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$335,131

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.5%
Investment Companies	43.4%
Short-Term Investments	6.3%
Other Assets and Liabilities, Net	(1.2%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	17.1%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Invesco S&P 500 Quality ETF	8.4%
iShares MSCI Emerging Markets Asia ETF	5.5%
Vanguard Information Technology ETF	4.5%
Distillate U.S. Fundamental Stability & Value ETF	3.9%
Franklin FTSE Japan ETF	3.8%
iShares Core S&P Small-Cap ETF	3.5%
Janus Henderson Mortgage-Backed Securities ETF	2.5%

Aggressive Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	9.08%	5.05%	6.24%
S&P 500® Index	25.02%	14.53%	13.10%
Aggressive Allocation Fund Custom Index	14.61%	8.79%	8.58%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,904,435
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 122,265
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$40,904,435
# of Portfolio Holdings	17
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$122,265

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	60.7%
Investment Companies	34.6%
Short-Term Investments	14.7%
Other Assets and Liabilities, Net	(10.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Investors Fund, Class R6	19.5%
Madison Core Bond Fund, Class R6	13.1%
Invesco S&P 500 Quality ETF	12.1%
iShares MSCI Emerging Markets Asia ETF	7.0%
Distillate U.S. Fundamental Stability & Value ETF	6.9%
Vanguard Information Technology ETF	6.0%
Schwab Intermediate-Term U.S. Treasury ETF	5.5%
Franklin FTSE Japan ETF	4.9%
iShares Core S&P Small-Cap ETF	4.6%
Vanguard FTSE Europe ETF	3.9%

Aggressive Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%. International equity markets, as measured by the MSCI ACWI ex-US Index, returned a more modest 5.53% for the year.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year and the Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance. Within our US equity allocation, our core positions were light on the Mag-7 and failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities, yield curve positioning and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	8.81%	4.78%	5.98%
S&P 500® Index	25.02%	14.53%	13.10%
Aggressive Allocation Fund Custom Index	14.61%	8.79%	8.58%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,904,435
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 122,265
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$40,904,435
# of Portfolio Holdings	17
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$122,265

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	60.7%
Investment Companies	34.6%
Short-Term Investments	14.7%
Other Assets and Liabilities, Net	(10.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Investors Fund, Class R6	19.5%
Madison Core Bond Fund, Class R6	13.1%
Invesco S&P 500 Quality ETF	12.1%
iShares MSCI Emerging Markets Asia ETF	7.0%
Distillate U.S. Fundamental Stability & Value ETF	6.9%
Vanguard Information Technology ETF	6.0%
Schwab Intermediate-Term U.S. Treasury ETF	5.5%
Franklin FTSE Japan ETF	4.9%
iShares Core S&P Small-Cap ETF	4.6%
Vanguard FTSE Europe ETF	3.9%

Diversified Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration, generated a 33.4% return. Value and dividend stocks paled in comparison, with the Russell 1000 Value Index returning 14.4% and the S&P 500 Dividend Aristocrats Index up just 4.6%.

Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels. The Bloomberg US Corporate High Yield Index return of 8.2% far outpaced the modest 1.3% return for the Bloomberg US Aggregate Bond Index.

Given 2024’s stock market backdrop, the Fund’s focus on equity income was a strong headwind to relative performance. Our core covered call position provided the largest drag to the Fund’s return. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets like 2024, where potential gains get called away. Our dividend-based holdings also failed to keep pace yet performed well relative to the Dividend Aristocrats Index. Fixed income performance was strong relative to the 1.3% return on the Bloomberg US Aggregate Bond Index, with three of our four core bond holdings outperforming for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.24%	4.55%	6.25%
S&P 500® Index	25.02%	14.53%	13.10%
Custom Blended Index (50% Fixed, 50% Equity)	12.70%	7.15%	7.35%
ICE BofA U.S. Corporate, Government & Mortgage Index	1.35%	(0.39%)	1.34%

Net Assets	$ 150,344,792
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 401,422
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$150,344,792
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$401,422

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	98.2%
Short-Term Investments	6.6%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(4.8%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	21.2%
Madison Covered Call ETF	19.8%
Madison Aggregate Bond ETF	18.0%
Madison Dividend Value ETF	17.3%
Janus Henderson Mortgage-Backed Securities ETF	8.8%
SPDR Portfolio High Yield Bond ETF	3.6%
Global X MLP ETF	3.0%
iShares Aaa - A Rated Corporate Bond ETF	2.8%
Janus Henderson AAA CLO ETF	2.7%
Vanguard Dividend Appreciation ETF	1.0%

Diversified Income Fund Class II
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration, generated a 33.4% return. Value and dividend stocks paled in comparison, with the Russell 1000 Value Index returning 14.4% and the S&P 500 Dividend Aristocrats Index up just 4.6%.

Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels. The Bloomberg US Corporate High Yield Index return of 8.2% far outpaced the modest 1.3% return for the Bloomberg US Aggregate Bond Index.

Given 2024’s stock market backdrop, the Fund’s focus on equity income was a strong headwind to relative performance. Our core covered call position provided the largest drag to the Fund’s return. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets like 2024, where potential gains get called away. Our dividend-based holdings also failed to keep pace yet performed well relative to the Dividend Aristocrats Index. Fixed income performance was strong relative to the 1.3% return on the Bloomberg US Aggregate Bond Index, with three of our four core bond holdings outperforming for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class II	4.98%	4.29%	5.99%
S&P 500® Index	25.02%	14.53%	13.10%
Custom Blended Index (50% Fixed, 50% Equity)	12.70%	7.15%	7.35%
ICE BofA U.S. Corporate, Government & Mortgage Index	1.35%	(0.39%)	1.34%

Net Assets	$ 150,344,792
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 401,422
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$150,344,792
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$401,422

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	98.2%
Short-Term Investments	6.6%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(4.8%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	21.2%
Madison Covered Call ETF	19.8%
Madison Aggregate Bond ETF	18.0%
Madison Dividend Value ETF	17.3%
Janus Henderson Mortgage-Backed Securities ETF	8.8%
SPDR Portfolio High Yield Bond ETF	3.6%
Global X MLP ETF	3.0%
iShares Aaa - A Rated Corporate Bond ETF	2.8%
Janus Henderson AAA CLO ETF	2.7%
Vanguard Dividend Appreciation ETF	1.0%

Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The final quarter of the year brought better employment data, sticky inflation, solid economic growth and a new administration with a focus on tariffs and tax cuts. Even with this backdrop, the Fed continued to cut interest rates with the Federal Funds rate ending the year in a range of 4.25 to 4.50%, cementing 1% worth of cuts for the full year. However, when the latest version of the Fed’s summary of economic projections was released in December, the Fed removed interest rate cuts and increased expected core inflation in 2025 and 2026. The shift in forecast by the Fed indicates a genuine concern for the proposed policies of the incoming administration. Tariffs will most likely increase inflation, and this coupled with tax cut extensions for individuals and lower overall business taxes could produce economic consequences that are not aligned with the Fed’s long-term goals.

The yield curve steepened during the year with the 10-year and 30-year Treasury increasing by 69 and 75 (bps), to 4.57% and 4.78%, respectively. However, the 2-year Treasury moved lower by only 1 bp to 4.24%. The spread between 10-year and 2-year Treasuries now sits at 33 bps, the highest level since early 2022. The steepening of the yield curve created a bifurcation in performance. For the year, the Bloomberg US Treasury Intermediate Index returned 2.42% while the Bloomberg US Treasury Long Index returned –6.41%. The current market pricing suggests 2 cuts for 2025 and only 1 additional cut in 2026. More importantly, the current market pricing for the long-term neutral rate is between 3.50 to 3.75%. If core inflation continues to stay at or above 2.5% with economic growth remaining solid, the long-term neutral rate might have to move higher thus pushing the yield curve steeper.

Corporate bonds continued to perform well during the year with spreads tightening across all rating classes. Lower quality outperformed higher quality with Baa-rated corporate bonds outperforming A-rated bonds by a significant amount. The basis for the strong corporate bond performance is the low odds of an economic slowdown over the next 6 to 12 months. While it is likely that the U.S. economy continues to achieve decent economic growth, there are uncertainties regarding economic policies the new administration might implement, which could create an environment of heightened volatility. Given that the starting level of corporate spreads are nearly 20-year tights, there is limited cushion to absorb any volatility.

Mortgage-backed securities (MBS) and asset backed securities (ABS) outperformed Treasuries due to a risk on sentiment for most of the year. MBS outperformed slightly due to high starting yield, steeper yield curves and lower volatility. ABS had strong performance as a risk on appetite drove spreads tighter.

The Fund was less aggressive in adding corporate bonds when compared to prior years. The Fund added MBS and ABS during the year and trimmed treasury positions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	1.52%	0.07%	1.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Net Assets	$ 65,265,261
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 381,081
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$65,265,261
# of Portfolio Holdings	273
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$381,081

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.2%
Corporate Notes and Bonds	27.1%
U.S. Government and Agency Obligations	22.2%
Collateralized Mortgage Obligations	4.6%
Foreign Corporate Bonds	3.7%
Short-Term Investments	2.5%
Asset Backed Securities	2.5%
Commercial Mortgage-Backed Securities	1.4%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds , 6.625%, due 02/15/27	3.2%
U.S. Treasury Notes , 2.625%, due 02/15/29	3.2%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.9%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.2%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34 , 4.355%, due 06/30/34	1.2%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.1%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.0%
Federal National Mortgage Association , 4.500%, due 08/01/52	0.9%

Core Bond Fund Class II
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The final quarter of the year brought better employment data, sticky inflation, solid economic growth and a new administration with a focus on tariffs and tax cuts. Even with this backdrop, the Fed continued to cut interest rates with the Federal Funds rate ending the year in a range of 4.25 to 4.50%, cementing 1% worth of cuts for the full year. However, when the latest version of the Fed’s summary of economic projections was released in December, the Fed removed interest rate cuts and increased expected core inflation in 2025 and 2026. The shift in forecast by the Fed indicates a genuine concern for the proposed policies of the incoming administration. Tariffs will most likely increase inflation, and this coupled with tax cut extensions for individuals and lower overall business taxes could produce economic consequences that are not aligned with the Fed’s long-term goals.

The yield curve steepened during the year with the 10-year and 30-year Treasury increasing by 69 and 75 (bps), to 4.57% and 4.78%, respectively. However, the 2-year Treasury moved lower by only 1 bp to 4.24%. The spread between 10-year and 2-year Treasuries now sits at 33 bps, the highest level since early 2022. The steepening of the yield curve created a bifurcation in performance. For the year, the Bloomberg US Treasury Intermediate Index returned 2.42% while the Bloomberg US Treasury Long Index returned –6.41%. The current market pricing suggests 2 cuts for 2025 and only 1 additional cut in 2026. More importantly, the current market pricing for the long-term neutral rate is between 3.50 to 3.75%. If core inflation continues to stay at or above 2.5% with economic growth remaining solid, the long-term neutral rate might have to move higher thus pushing the yield curve steeper.

Corporate bonds continued to perform well during the year with spreads tightening across all rating classes. Lower quality outperformed higher quality with Baa-rated corporate bonds outperforming A-rated bonds by a significant amount. The basis for the strong corporate bond performance is the low odds of an economic slowdown over the next 6 to 12 months. While it is likely that the U.S. economy continues to achieve decent economic growth, there are uncertainties regarding economic policies the new administration might implement, which could create an environment of heightened volatility. Given that the starting level of corporate spreads are nearly 20-year tights, there is limited cushion to absorb any volatility.

Mortgage-backed securities (MBS) and asset backed securities (ABS) outperformed Treasuries due to a risk on sentiment for most of the year. MBS outperformed slightly due to high starting yield, steeper yield curves and lower volatility. ABS had strong performance as a risk on appetite drove spreads tighter.

The Fund was less aggressive in adding corporate bonds when compared to prior years. The Fund added MBS and ABS during the year and trimmed treasury positions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	1.27%	(0.18%)	1.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Net Assets	$ 65,265,261
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 381,081
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$65,265,261
# of Portfolio Holdings	273
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$381,081

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.2%
Corporate Notes and Bonds	27.1%
U.S. Government and Agency Obligations	22.2%
Collateralized Mortgage Obligations	4.6%
Foreign Corporate Bonds	3.7%
Short-Term Investments	2.5%
Asset Backed Securities	2.5%
Commercial Mortgage-Backed Securities	1.4%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds , 6.625%, due 02/15/27	3.2%
U.S. Treasury Notes , 2.625%, due 02/15/29	3.2%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.9%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.2%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34 , 4.355%, due 06/30/34	1.2%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.1%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.0%
Federal National Mortgage Association , 4.500%, due 08/01/52	0.9%

High Income Fund Class I
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	High Income Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2024, the high yield market experienced a significant gain, most of which coming in the second half of the year. Fundamentally, the economy remains strong, inflation has moderated, and the Federal Reserve cut interest rates by 100 bps. With this backdrop, spreads tightened significantly during the year, which helped lower rated bonds perform the best. ICE BofA CCC & Lower High Yield Index had a total return of 18.18% significantly outperforming the ICE BofA BB High Yield Index which only returned 6.28%.

During the year, the Ultra Series High Income Fund Class I returned 6.40% lagging the ICE BofA High Yield Constrained Index which returned 8.20%. Strong performance in short-dated, B-rated industrials bonds helped drive performance, as did consumer lending names which benefited from lower borrowing rates and a resilient consumer that continued to spend.

The Fund continued with its more conservative credit posture and maintained an underweight to CCC-rated bonds. This underweight was the biggest driver of underperformance versus the benchmark. The Fund was less aggressive in adding new issues when compared to prior years. Strong demand and lower concessions made it difficult to participate in new deals when compared to prior periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	6.40%	3.07%	3.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

Net Assets	$ 10,694,152
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 83,216
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$10,694,152
# of Portfolio Holdings	59
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$83,216

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	82.2%
Short-Term Investments	17.2%
Foreign Corporate Bonds	4.8%
Exchange Traded Funds	4.4%
Other Assets and Liabilities, Net	(8.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares iBoxx High Yield Corporate Bond ETF	4.3%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.7%
HCA, Inc. , 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
CDW LLC/CDW Finance Corp. , 5.100%, due 03/01/30	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.3%
SBA Communications Corp. , 3.875%, due 02/15/27	2.2%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.1%

High Income Fund Class II
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	High Income Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2024, the high yield market experienced a significant gain, most of which coming in the second half of the year. Fundamentally, the economy remains strong, inflation has moderated, and the Federal Reserve cut interest rates by 100 bps. With this backdrop, spreads tightened significantly during the year, which helped lower rated bonds perform the best. ICE BofA CCC & Lower High Yield Index had a total return of 18.18% significantly outperforming the ICE BofA BB High Yield Index which only returned 6.28%.

During the year, the Ultra Series High Income Fund Class I returned 6.40% lagging the ICE BofA High Yield Constrained Index which returned 8.20%. Strong performance in short-dated, B-rated industrials bonds helped drive performance, as did consumer lending names which benefited from lower borrowing rates and a resilient consumer that continued to spend. The Fund continued with its more conservative credit posture and maintained an underweight to CCC-rated bonds. This underweight was the biggest driver of underperformance versus the benchmark. The Fund was less aggressive in adding new issues when compared to prior years. Strong demand and lower concessions made it difficult to participate in new deals when compared to prior periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	6.13%	2.81%	3.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,694,152
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 83,216
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$10,694,152
# of Portfolio Holdings	59
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$83,216

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	82.2%
Short-Term Investments	17.2%
Foreign Corporate Bonds	4.8%
Exchange Traded Funds	4.4%
Other Assets and Liabilities, Net	(8.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares iBoxx High Yield Corporate Bond ETF	4.3%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.7%
HCA, Inc. , 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
CDW LLC/CDW Finance Corp. , 5.100%, due 03/01/30	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.3%
SBA Communications Corp. , 3.875%, due 02/15/27	2.2%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. On February 24, 2025, the Board of Trustees of the Ultra Series Funds approved the liquidation of the Ultra Series High Income Fund. The liquidation is expected to occur after market close on or about April 30, 2025.

Large Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation was neutral, and stock selection was detractive to results. For sector allocation, an underweight position in Health Care positively impacted performance but was offset by an overweight position in Energy. For stock selection, there was a positive contribution from Consumer Discretionary, which was more than offset by weakness in Consumer Staples, Communication Services, Energy, Real Estate, Industrials, and Financials.

Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio as it benefitted from an improved outlook for capital markets activity. Asset manager BlackRock (BLK) and global money center firm Bank of America (BAC) also contributed nicely to performance as prospects of lower regulations were viewed favorably by market participants. Other notable outperforming stocks were payroll service provider Automatic Data Processing (ADP) and truck engine manufacturer Cummins (CMI) within Industrials. On the negative side, in Real Estate, wireless tower operator American Tower (AMT) was the most detractive stock in the portfolio. It was hurt in the short term by higher interest rates. In Communication Services, media conglomerate Comcast (CMCSA) negatively impacted results due to concerns about shrinking broadband subscribers. In Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) underperformed after it announced accounting irregularities. The Fund sold ADM after that announcement as the thesis was no longer intact. Other notable underperforming stocks were pharmaceutical company Bristol-Myers Squibb (BMY) in Health Care and railroad operator Union Pacific (UNP) in Industrials. The fund continues to hold all stocks mentioned above except for ADM.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	8.02%	4.36%	5.62%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Net Assets	$ 178,530,894
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,100,331
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$178,530,894
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,100,331

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	21.5%
Industrials	20.4%
Health Care	11.4%
Energy	9.6%
Consumer Discretionary	9.6%
Consumer Staples	7.5%
Information Technology	6.8%
Utilities	3.8%
Communication Services	3.1%
Equity Real Estate Investment Trusts (REITs)	2.5%
Materials	2.2%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.4%
Morgan Stanley	4.0%
Home Depot, Inc.	3.9%
Blackrock, Inc.	3.9%
NextEra Energy, Inc.	3.8%
Honeywell International, Inc.	3.7%
CME Group, Inc.	3.6%
Medtronic PLC	3.3%
Texas Instruments, Inc.	3.3%
EOG Resources, Inc.	3.2%

Large Cap Value Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation was neutral, and stock selection was detractive to results. For sector allocation, an underweight position in Health Care positively impacted performance but was offset by an overweight position in Energy. For stock selection, there was a positive contribution from Consumer Discretionary, which was more than offset by weakness in Consumer Staples, Communication Services, Energy, Real Estate, Industrials, and Financials.

Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio as it benefitted from an improved outlook for capital markets activity. Asset manager BlackRock (BLK) and global money center firm Bank of America (BAC) also contributed nicely to performance as prospects of lower regulations were viewed favorably by market participants. Other notable outperforming stocks were payroll service provider Automatic Data Processing (ADP) and truck engine manufacturer Cummins (CMI) within Industrials. On the negative side, in Real Estate, wireless tower operator American Tower (AMT) was the most detractive stock in the portfolio. It was hurt in the short term by higher interest rates. In Communication Services, media conglomerate Comcast (CMCSA) negatively impacted results due to concerns about shrinking broadband subscribers. In Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) underperformed after it announced accounting irregularities. The Fund sold ADM after that announcement as the thesis was no longer intact. Other notable underperforming stocks were pharmaceutical company Bristol-Myers Squibb (BMY) in Health Care and railroad operator Union Pacific (UNP) in Industrials. The fund continues to hold all stocks mentioned above except for ADM.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	7.75%	4.10%	5.36%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Net Assets	$ 178,530,894
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,100,331
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$178,530,894
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,100,331

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	21.5%
Industrials	20.4%
Health Care	11.4%
Energy	9.6%
Consumer Discretionary	9.6%
Consumer Staples	7.5%
Information Technology	6.8%
Utilities	3.8%
Communication Services	3.1%
Equity Real Estate Investment Trusts (REITs)	2.5%
Materials	2.2%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.4%
Morgan Stanley	4.0%
Home Depot, Inc.	3.9%
Blackrock, Inc.	3.9%
NextEra Energy, Inc.	3.8%
Honeywell International, Inc.	3.7%
CME Group, Inc.	3.6%
Medtronic PLC	3.3%
Texas Instruments, Inc.	3.3%
EOG Resources, Inc.	3.2%

Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing satisfactory results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 9%, below our typical annual range of 20%-30%. During the period we exited two portfolio companies and initiated new positions in three companies; Deere & Company, Keysight Technologies, Inc., and Starbucks Corporations. Importantly, each of these new additions meets our three investment pillars: good business model, high-quality management, and attractive valuation.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	16.41%	12.27%	12.03%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Net Assets	$ 200,341,889
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,635,289
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$200,341,889
# of Portfolio Holdings	30
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,635,289

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	33.9%
Industrials	16.3%
Consumer Discretionary	14.9%
Information Technology	13.7%
Communication Services	10.3%
Health Care	9.4%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.7%
Fiserv, Inc.	6.0%
Arch Capital Group Ltd.	5.8%
Amazon.com, Inc.	5.5%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.2%
Lowe's Cos., Inc.	3.9%
Analog Devices, Inc.	3.8%
Keysight Technologies, Inc.	3.7%
Progressive Corp.	3.6%

Large Cap Growth Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing satisfactory results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 9%, below our typical annual range of 20%-30%. During the period we exited two portfolio companies and initiated new positions in three companies; Deere & Company, Keysight Technologies, Inc., and Starbucks Corporations. Importantly, each of these new additions meets our three investment pillars: good business model, high-quality management, and attractive valuation.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Net Assets	$ 200,341,889
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,635,289
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$200,341,889
# of Portfolio Holdings	30
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,635,289

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	33.9%
Industrials	16.3%
Consumer Discretionary	14.9%
Information Technology	13.7%
Communication Services	10.3%
Health Care	9.4%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.7%
Fiserv, Inc.	6.0%
Arch Capital Group Ltd.	5.8%
Amazon.com, Inc.	5.5%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.2%
Lowe's Cos., Inc.	3.9%
Analog Devices, Inc.	3.8%
Keysight Technologies, Inc.	3.7%
Progressive Corp.	3.6%

Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Our underperformance came from stock selection. The top three contributors were Brown & Brown, Arch Capital Group, and Liberty Formula One. The top three detractors were Dollar Tree, CDW, and Brown-Forman. Sector allocation helped, most notably our underweight in Materials and Health Care, along with our overweight in Financials.

Brown & Brown is generating strong organic growth, and margins are expanding after a few stagnant years. Arch Capital continued to produce solid underwriting results and premium growth. And while there are signs the hard insurance market is entering the later innings, we remain confident in management’s ability to manage through the full cycle. Liberty Formula One, owner of the ‘F1’ international motor racing league, continues to produce strong results. This season has proven to be quite competitive, driving up attendance and viewership of the races, which, in turn, provides a solid foundation for future growth in media rights renewals and sponsorships.

Dollar Tree is facing headwinds from a weak low-end consumer, less ‘trade-down’ benefit from middle-income consumers, and a tough competitive environment. Despite these headwinds, we remain confident in the company’s long-term prospects as we believe the strategic plan management is executing will result in much higher earnings power. CDW underperformed amid a weak IT spending environment, amplified by the company’s outsized exposure to small and medium-sized businesses. Brown- Forman came under pressure as investors debate the company’s future growth and earnings prospects in light of risks from GLP-1 drugs, changing consumer behaviors, competition, and tariffs.

Portfolio turnover was 15%, which was below our historical average of 20% to 30%, primarily due to our continued high conviction in our largest holdings and their reasonable stock valuations. During the year, we established five new positions and exited three positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention to new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026. Finally, though the opportunity to continue gaining share still exists, we sold CarMax because we believe it will be harder to do so given various changing industry dynamics.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	10.84%	11.10%	11.44%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

Net Assets	$ 141,923,374
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,362,906
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$141,923,374
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,362,906

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	24.5%
Financials	22.5%
Industrials	16.8%
Consumer Discretionary	15.7%
Health Care	5.8%
Communication Services	5.6%
Consumer Staples	4.7%
Short-Term Investments	4.3%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Material Fund Change [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.6%
Gartner, Inc.	6.4%
Ross Stores, Inc.	5.8%
Brown & Brown, Inc.	5.2%
Copart, Inc.	4.5%
PACCAR, Inc.	4.1%
Amphenol Corp., Class A	4.1%
Carlisle Cos., Inc.	3.8%
CDW Corp.	3.6%
Arista Networks, Inc.	3.5%

Mid Cap Fund Class II
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Our underperformance came from stock selection. The top three contributors were Brown & Brown, Arch Capital Group, and Liberty Formula One. The top three detractors were Dollar Tree, CDW, and Brown-Forman. Sector allocation helped, most notably our underweight in Materials and Health Care, along with our overweight in Financials.

Brown & Brown is generating strong organic growth, and margins are expanding after a few stagnant years. Arch Capital continued to produce solid underwriting results and premium growth. And while there are signs the hard insurance market is entering the later innings, we remain confident in management’s ability to manage through the full cycle. Liberty Formula One, owner of the ‘F1’ international motor racing league, continues to produce strong results. This season has proven to be quite competitive, driving up attendance and viewership of the races, which, in turn, provides a solid foundation for future growth in media rights renewals and sponsorships.

Dollar Tree is facing headwinds from a weak low-end consumer, less ‘trade-down’ benefit from middle-income consumers, and a tough competitive environment. Despite these headwinds, we remain confident in the company’s long-term prospects as we believe the strategic plan management is executing will result in much higher earnings power. CDW underperformed amid a weak IT spending environment, amplified by the company’s outsized exposure to small and medium-sized businesses. Brown- Forman came under pressure as investors debate the company’s future growth and earnings prospects in light of risks from GLP-1 drugs, changing consumer behaviors, competition, and tariffs.

Portfolio turnover was 15%, which was below our historical average of 20% to 30%, primarily due to our continued high conviction in our largest holdings and their reasonable stock valuations. During the year, we established five new positions and exited three positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention to new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026. Finally, though the opportunity to continue gaining share still exists, we sold CarMax because we believe it will be harder to do so given various changing industry dynamics.

Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	10.57%	10.82%	11.16%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

Net Assets	$ 141,923,374
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,362,906
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$141,923,374
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,362,906

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	24.5%
Financials	22.5%
Industrials	16.8%
Consumer Discretionary	15.7%
Health Care	5.8%
Communication Services	5.6%
Consumer Staples	4.7%
Short-Term Investments	4.3%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.6%
Gartner, Inc.	6.4%
Ross Stores, Inc.	5.8%
Brown & Brown, Inc.	5.2%
Copart, Inc.	4.5%
PACCAR, Inc.	4.1%
Amphenol Corp., Class A	4.1%
Carlisle Cos., Inc.	3.8%
CDW Corp.	3.6%
Arista Networks, Inc.	3.5%

International Stock Fund Class I
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	International Stock Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Stock Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.17%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equity markets broadly advanced over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped-up stimulus efforts to tackle its economic malaise, though left the market wanting more fiscal support. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, but with the latter now de-escalating somewhat. Also, political elections in many countries impacted sentiment and volatility. The benchmark return was positive over the period, with all regions advancing led by North America and Japan. Among the sector breakdown, Financials and Information Technology advanced the most, while Materials and Consumer Staples experienced the steepest decline.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Japan because of negative stock selection. Among economic sectors, Financials was the clear weak point because of negative allocation and selection effects, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services and Consumer Discretionary led, driven by positive allocation and stock selection effects. Given the positive return of the benchmark, the cash position slightly detracted.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed mainly because of a net reduction of two stocks, while the Other Developed underweight went to an overweight primarily from adding one new stock. Looking at sector positioning, the relative underweight in Financials increased despite one net addition, mainly because the performance in Financials was so strong, which increased its weight in the index. One stock was sold in Consumer Staples but positioning still moved more overweight, from adjustments to existing positions and a decline in the index weight. The Information Technology overweight narrowed for various reasons including selling one name. There was also movement in the relative positioning of other sectors including Industrials, Consumer Discretionary, Health Care, and Communication Services through adjustments to existing positions and/or index weight movement. During the fiscal year, two stocks were new buys, and three were complete eliminations for profit taking or better opportunities.

Our global growth and inflation expectations going into the new year are more moderate. We anticipate some continued support from central banks in many countries as they carefully reduce policy interest rates with the aim of economic stability and strength. Resolutely, our team will implement our consistent investment selection process to construct a balanced portfolio of quality growth companies with stable franchises on a long-term view.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	0.10%	0.41%	2.03%
MSCI ACWI Ex USA	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,294,535
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 219,615
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$17,294,535
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$219,615

Holdings [Text Block]

Geographical Allocation (% of Net Assets)

Japan	19.3%
Germany	11.4%
United Kingdom	9.1%
China	7.9%
India	7.7%
France	7.7%
Switzerland	5.7%
Mexico	5.2%
Canada	4.9%
Netherlands	3.2%
Ireland	2.7%
Taiwan	2.3%
Hong Kong	2.2%
United States	2.1%
Israel	2.1%
Australia	1.7%
Norway	1.2%
Brazil	1.1%
Denmark	1.1%
Italy	1.0%

Sector Allocation (% of Net Assets)

Financials	18.0%
Information Technology	14.9%
Consumer Discretionary	13.0%
Industrials	11.7%
Materials	10.2%
Consumer Staples	10.0%
Health Care	8.0%
Communication Services	7.8%
Short-Term Investments	6.0%
Energy	3.9%
Other Assets and Liabilities, Net	(3.5%)

Exposure Basis Explanation [Text Block]	The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. On February 24, 2025, the Board of Trustees of the Ultra Series Funds approved the liquidation of the Ultra Series International Fund. The liquidation is expected to occur after market close on or about April 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. On February 24, 2025, the Board of Trustees of the Ultra Series Funds approved the liquidation of the Ultra Series International Fund. The liquidation is expected to occur after market close on or about April 30, 2025.

International Stock Fund Class II
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	International Stock Fund Class II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Stock Fund Class II for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$142	1.42%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equity markets broadly advanced over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped-up stimulus efforts to tackle its economic malaise, though left the market wanting more fiscal support. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, but with the latter now de-escalating somewhat. Also, political elections in many countries impacted sentiment and volatility. The benchmark return was positive over the period, with all regions advancing led by North America and Japan. Among the sector breakdown, Financials and Information Technology advanced the most, while Materials and Consumer Staples experienced the steepest decline.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Japan because of negative stock selection. Among economic sectors, Financials was the clear weak point because of negative allocation and selection effects, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services and Consumer Discretionary led, driven by positive allocation and stock selection effects. Given the positive return of the benchmark, the cash position slightly detracted.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed mainly because of a net reduction of two stocks, while the Other Developed underweight went to an overweight primarily from adding one new stock. Looking at sector positioning, the relative underweight in Financials increased despite one net addition, mainly because the performance in Financials was so strong, which increased its weight in the index. One stock was sold in Consumer Staples but positioning still moved more overweight, from adjustments to existing positions and a decline in the index weight. The Information Technology overweight narrowed for various reasons including selling one name. There was also movement in the relative positioning of other sectors including Industrials, Consumer Discretionary, Health Care, and Communication Services through adjustments to existing positions and/or index weight movement. During the fiscal year, two stocks were new buys, and three were complete eliminations for profit taking or better opportunities.

Our global growth and inflation expectations going into the new year are more moderate. We anticipate some continued support from central banks in many countries as they carefully reduce policy interest rates with the aim of economic stability and strength. Resolutely, our team will implement our consistent investment selection process to construct a balanced portfolio of quality growth companies with stable franchises on a long-term view.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class II	(0.15%)	0.16%	1.77%
MSCI ACWI Ex USA	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,294,535
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 219,615
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$17,294,535
# of Portfolio Holdings	58
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$219,615

Holdings [Text Block]

Geographical Allocation (% of Net Assets)

Japan	19.3%
Germany	11.4%
United Kingdom	9.1%
China	7.9%
India	7.7%
France	7.7%
Switzerland	5.7%
Mexico	5.2%
Canada	4.9%
Netherlands	3.2%
Ireland	2.7%
Taiwan	2.3%
Hong Kong	2.2%
United States	2.1%
Israel	2.1%
Australia	1.7%
Norway	1.2%
Brazil	1.1%
Denmark	1.1%
Italy	1.0%

Sector Allocation (% of Net Assets)

Financials	18.0%
Information Technology	14.9%
Consumer Discretionary	13.0%
Industrials	11.7%
Materials	10.2%
Consumer Staples	10.0%
Health Care	8.0%
Communication Services	7.8%
Short-Term Investments	6.0%
Energy	3.9%
Other Assets and Liabilities, Net	(3.5%)

Exposure Basis Explanation [Text Block]	The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. On February 24, 2025, the Board of Trustees of the Ultra Series Funds approved the liquidation of the Ultra Series International Fund. The liquidation is expected to occur after market close on or about April 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. On February 24, 2025, the Board of Trustees of the Ultra Series Funds approved the liquidation of the Ultra Series International Fund. The liquidation is expected to occur after market close on or about April 30, 2025.

Madison Target Retirement 2020 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2020 Fund
Class Name	Madison Target Retirement 2020 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop as we maintained our strong overweight to US stocks versus international stocks throughout the year. In addition, the Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities and yield curve positioning. Within the Fund’s US equity allocation, our overweight to the US Technology sector and a quality-based strategy benefited the portfolio and within international equity allocations, positions in Japan and Emerging Markets Asia proved beneficial. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year. The Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance and within our US equity allocation, our core positions were light on the Mag-7 and as a result failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	3.48%	0.69%	2.60%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P Target Date® To 2020 Index	6.81%	4.14%	4.81%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,714,523
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 36,467
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$13,714,523
# of Portfolio Holdings	16
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,467

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	3.1%
Other Assets and Liabilities, Net	(0.3%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	20.9%
iShares 7-10 Year Treasury Bond ETF	18.7%
SPDR Portfolio Short Term Treasury ETF	15.6%
Schwab Intermediate-Term U.S. Treasury ETF	15.4%
iShares Aaa - A Rated Corporate Bond ETF	7.7%
Invesco S&P 500 Quality ETF	5.6%
Distillate U.S. Fundamental Stability & Value ETF	4.7%
iShares MSCI International Quality Factor ETF, Class USD INC	2.2%
Vanguard Information Technology ETF	2.0%
iShares MSCI Emerging Markets Asia ETF	1.3%

Madison Target Retirement 2030 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2030 Fund
Class Name	Madison Target Retirement 2030 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop as we maintained our strong overweight to US stocks versus international stocks throughout the year. In addition, the Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index via a combination of our position in mortgage-backed securities and yield curve positioning. Within the Fund’s US equity allocation, our overweight to the US Technology sector and a quality-based strategy benefited the portfolio and within international equity allocations, positions in Japan and Emerging Markets Asia proved beneficial. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year. The Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance and within our US equity allocation, our core positions were light on the Mag-7 and as a result failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	5.47%	3.34%	4.78%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Target Date® To 2030 Index	8.89%	6.08%	6.40%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 51,648,653
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 136,035
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$51,648,653
# of Portfolio Holdings	17
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$136,035

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.5%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	15.7%
iShares 7-10 Year Treasury Bond ETF	14.6%
Schwab Intermediate-Term U.S. Treasury ETF	11.9%
Invesco S&P 500 Quality ETF	10.1%
SPDR Portfolio Short Term Treasury ETF	9.6%
Distillate U.S. Fundamental Stability & Value ETF	9.4%
iShares Aaa - A Rated Corporate Bond ETF	5.7%
Vanguard Information Technology ETF	4.8%
iShares MSCI International Quality Factor ETF, Class USD INC	4.2%
iShares MSCI Emerging Markets Asia ETF	2.7%

Madison Target Retirement 2040 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2040 Fund
Class Name	Madison Target Retirement 2040 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop as we maintained our strong overweight to US stocks versus international stocks throughout the year. Performance within the Fund’s fixed income allocation were positive on an absolute basis but didn’t have a material impact on relative results for the year. Within the Fund’s US equity allocation, our overweight to the US Technology sector and a quality-based strategy benefited the portfolio and within international equity allocations, positions in Japan and Emerging Markets Asia proved beneficial. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year. The Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance and within our US equity allocation, our core positions were light on the Mag-7 and as a result failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	7.78%	4.55%	5.72%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Target Date® To 2040 Index	11.75%	7.80%	7.74%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,179,759
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 100,112
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$41,179,759
# of Portfolio Holdings	17
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$100,112

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.5%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	14.7%
Distillate U.S. Fundamental Stability & Value ETF	14.0%
Schwab Intermediate-Term U.S. Treasury ETF	11.1%
Janus Henderson Mortgage-Backed Securities ETF	10.4%
iShares 7-10 Year Treasury Bond ETF	9.4%
Vanguard Information Technology ETF	7.6%
iShares MSCI International Quality Factor ETF, Class USD INC	5.7%
iShares MSCI Emerging Markets Asia ETF	4.0%
SPDR Portfolio Short Term Treasury ETF	4.0%
iShares Aaa - A Rated Corporate Bond ETF	4.0%

Madison Target Retirement 2050 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2050 Fund
Class Name	Madison Target Retirement 2050 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the first time in a quarter century, the S&P 500 Index turned in back-to-back calendar year returns greater than 20%. Right up until mid-December it looked like 2024 was a lock for the S&P 500 to outgain 2023’s 26.3% showing. However, a “hawkish” interest rate cut by the Federal Reserve cooled the mood, and the index stumbled to finish the year with a 25% gain. And while it was generally a very good year for all stocks, with the average S&P 500 stock returning 13%, the continued extreme bifurcation between the largest growth stocks and the “average” stock was notable, making for a rough relative year for those not owning or not owning enough of the “right” stocks. The much hyped Magnificent 7 (Mag-7) stocks produced an average return of over 60% and contributed 53% of the S&P 500 Index’s total return in 2024. The Russell 1000 Growth Index, where the Mag-7 exhibits an even greater concentration generated a 33.4% return, versus very respectable absolute, yet less than half as large returns from value, mid, and small cap stock indexes, where returns ranged from 12 – 15%.

In an odd twist of fate, the Federal Reserve delivered 1% of interest rate cuts between mid-September and year-end, yet the bellwether 10-year US Treasury yield increased an identical 1% from 3.6% to 4.6%. The jump in rates seemed to correspond to the unfortunate realization that rates may stay structurally higher for longer due to sticky inflation and a federal government addicted to debt. Higher rates into year-end made trouble for fixed income investors and spoiled what had been a decent year for bonds. The benchmark Bloomberg US Aggregate Bond Index fell -3.1% over the final quarter, taking the full year return down to +1.3% from +4.4% on September 30th.

The Fund’s absolute return was aided by the strong US equity market backdrop as we maintained our strong overweight to US stocks versus international stocks throughout the year. Performance within the Fund’s fixed income allocation were positive on an absolute basis but didn’t have a material impact on relative results for the year. Within the Fund’s US equity allocation, our overweight to the US Technology sector and a quality-based strategy benefited the portfolio and within international equity allocations, positions in Japan and Emerging Markets Asia proved beneficial. However, our economic outlook and conservative DNA had us guarded for a more challenging market throughout much of the year. The Fund’s underweight to equity risk (overweight to cash) provided a headwind to relative performance and within our US equity allocation, our core positions were light on the Mag-7 and as a result failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class I	9.04%	5.35%	6.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Target Date® To 2050 Index	13.59%	8.85%	8.49%

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,846,052
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 86,589
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2024)
Total Net Assets	$35,846,052
# of Portfolio Holdings	17
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$86,589

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	95.5%
Short-Term Investments	4.3%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	17.4%
Distillate U.S. Fundamental Stability & Value ETF	16.0%
Vanguard Information Technology ETF	8.8%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Janus Henderson Mortgage-Backed Securities ETF	7.7%
iShares 7-10 Year Treasury Bond ETF	7.1%
iShares MSCI International Quality Factor ETF, Class USD INC	6.4%
iShares MSCI Emerging Markets Asia ETF	4.7%
JPMorgan BetaBuilders Japan ETF	3.1%
iShares Aaa - A Rated Corporate Bond ETF	3.0%